UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds ®]

U.S. Government Securities FundSM
Investment portfolio

May 31, 2006
		unaudited

	Principal amount	Market value
Bonds & notes — 95.55%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[1] — 46.76%
Government National Mortgage Assn. 7.50% 2009	$ 55	$ 56
Government National Mortgage Assn. 7.50% 2009	30	30
Government National Mortgage Assn. 9.00% 2009	174	179
Government National Mortgage Assn. 9.50% 2009	37	38
Government National Mortgage Assn. 7.50% 2011	107	109
Government National Mortgage Assn. 7.50% 2011	11	11
Government National Mortgage Assn. 5.50% 2013	121	121
Government National Mortgage Assn. 6.00% 2013	740	750
Government National Mortgage Assn. 6.00% 2014	429	434
Government National Mortgage Assn. 6.00% 2014	269	273
Government National Mortgage Assn. 6.00% 2014	128	130
Government National Mortgage Assn. 6.50% 2014	290	296
Government National Mortgage Assn. 6.50% 2014	267	273
Government National Mortgage Assn. 6.50% 2014	224	229
Government National Mortgage Assn. 6.50% 2014	182	185
Government National Mortgage Assn. 6.50% 2014	180	184
Government National Mortgage Assn. 6.50% 2014	149	152
Government National Mortgage Assn. 6.50% 2014	147	150
Government National Mortgage Assn. 6.50% 2014	126	129
Government National Mortgage Assn. 6.50% 2014	122	125
Government National Mortgage Assn. 6.50% 2014	96	98
Government National Mortgage Assn. 6.50% 2014	17	17
Government National Mortgage Assn. 6.50% 2014	15	16
Government National Mortgage Assn. 5.50% 2016	993	985
Government National Mortgage Assn. 5.50% 2016	556	552
Government National Mortgage Assn. 5.50% 2016	498	494
Government National Mortgage Assn. 5.50% 2016	494	490
Government National Mortgage Assn. 5.50% 2016	476	472
Government National Mortgage Assn. 5.50% 2016	422	419
Government National Mortgage Assn. 5.50% 2016	422	418
Government National Mortgage Assn. 5.50% 2016	371	368
Government National Mortgage Assn. 5.50% 2016	319	316
Government National Mortgage Assn. 5.50% 2016	226	224
Government National Mortgage Assn. 5.50% 2016	209	207
Government National Mortgage Assn. 5.50% 2016	201	199
Government National Mortgage Assn. 5.50% 2016	186	185
Government National Mortgage Assn. 5.50% 2016	131	130
Government National Mortgage Assn. 5.50% 2016	102	101
Government National Mortgage Assn. 6.00% 2016	1,317	1,331
Government National Mortgage Assn. 6.50% 2016	553	564
Government National Mortgage Assn. 6.50% 2016	480	489
Government National Mortgage Assn. 9.00% 2016	81	87
Government National Mortgage Assn. 5.50% 2017	5,297	5,252
Government National Mortgage Assn. 5.50% 2017	4,096	4,061
Government National Mortgage Assn. 10.00% 2019	1,464	1,633
Government National Mortgage Assn. 8.50% 2020	12	13
Government National Mortgage Assn. 8.50% 2021	70	75
Government National Mortgage Assn. 8.50% 2021	26	28
Government National Mortgage Assn. 10.00% 2021	465	522
Government National Mortgage Assn. 8.50% 2022	23	25
Government National Mortgage Assn. 8.50% 2022	23	24
Government National Mortgage Assn. 8.50% 2022	6	7
Government National Mortgage Assn. 5.00% 2034[2]	3,417	3,395
Government National Mortgage Assn. 5.00% 2034[2]	2,508	2,492
Government National Mortgage Assn. 3.75% 2035[2]	3,344	3,224
Government National Mortgage Assn. 4.00% 2035[2]	12,460	12,158
Government National Mortgage Assn. 4.00% 2035[2]	11,634	11,277
Government National Mortgage Assn. 4.00% 2035[2]	9,389	9,100
Government National Mortgage Assn. 4.00% 2035[2]	3,960	3,852
Government National Mortgage Assn. 4.50% 2035[2]	12,521	12,323
Government National Mortgage Assn. 4.50% 2035[2]	11,966	11,749
Government National Mortgage Assn. 5.00% 2035[2]	36,369	36,096
Government National Mortgage Assn. 5.00% 2035[2]	2,706	2,685
Government National Mortgage Assn. 5.50% 2035	24,065	23,359
Government National Mortgage Assn. 5.50% 2035	9,381	9,106
Government National Mortgage Assn. 6.00% 2035	22,921	22,809
Government National Mortgage Assn. 6.00% 2035	18,821	18,729
Government National Mortgage Assn. 6.00% 2035	13,966	13,898
Government National Mortgage Assn. 6.00% 2035	9,119	9,075
Government National Mortgage Assn. 6.00% 2035	2,181	2,170
Government National Mortgage Assn. 6.00% 2035	1,680	1,671
Government National Mortgage Assn. 6.00% 2035	1,482	1,475
Government National Mortgage Assn. 6.50% 2035	35,437	35,932
Government National Mortgage Assn. 6.50% 2035	21,317	21,614
Government National Mortgage Assn. 6.50% 2035	14,431	14,633
Government National Mortgage Assn. 6.50% 2035	13,100	13,283
Government National Mortgage Assn. 5.00% 2036	8,642	8,168
Government National Mortgage Assn. 5.50% 2036	35,183	34,108
Government National Mortgage Assn. 5.50% 2036	25,000	24,229
Government National Mortgage Assn. 5.50% 2036	23,889	23,159
Government National Mortgage Assn. 6.00% 2036	101,000	100,456
Government National Mortgage Assn. 6.00% 2036	17,000	16,917
Government National Mortgage Assn. 6.50% 2036	33,136	33,598
Government National Mortgage Assn. 6.50% 2036	27,774	28,161
Government National Mortgage Assn. 6.50% 2036	16,675	16,908
Government National Mortgage Assn. 6.50% 2036	3,375	3,420
Government National Mortgage Assn. 6.50% 2036	698	708
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	7,886	7,564
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	13,911	13,284
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	9,358
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	9,230
Fannie Mae 8.50% 2007	7	7
Fannie Mae 8.50% 2008	5	5
Fannie Mae 7.00% 2009	48	49
Fannie Mae 7.00% 2009	42	42
Fannie Mae 9.00% 2009	22	23
Fannie Mae 7.00% 2010	412	416
Fannie Mae 8.50% 2010	26	27
Fannie Mae 7.00% 2011	30	31
Fannie Mae 9.50% 2011	27	28
Fannie Mae 8.50% 2013	12	13
Fannie Mae 8.50% 2014	16	16
Fannie Mae 6.00% 2017	1,727	1,738
Fannie Mae 7.00% 2017	249	254
Fannie Mae 10.50% 2018	2,012	2,274
Fannie Mae 12.00% 2019	783	889
Fannie Mae 9.50% 2022	69	75
Fannie Mae 11.101% 2025[2]	5,219	5,918
Fannie Mae 9.50% 2026	344	382
Fannie Mae 8.50% 2027	29	31
Fannie Mae 7.00% 2028	224	230
Fannie Mae 7.00% 2028	184	189
Fannie Mae 7.50% 2029	465	483
Fannie Mae 7.00% 2030	149	153
Fannie Mae 7.50% 2030	70	72
Fannie Mae 7.50% 2030	44	45
Fannie Mae 7.00% 2031	89	91
Fannie Mae 7.50% 2031	370	384
Fannie Mae 7.50% 2031	127	131
Fannie Mae 7.50% 2031	121	125
Fannie Mae 7.50% 2031	110	114
Fannie Mae 8.00% 2031	4,562	4,778
Fannie Mae 7.00% 2032	1,649	1,692
Fannie Mae 3.802% 2033[2]	4,073	3,979
Fannie Mae 4.01% 2033[2]	2,879	2,818
Fannie Mae 4.043% 2033[2]	547	538
Fannie Mae 4.184% 2033[2]	11,556	11,357
Fannie Mae 4.418% 2033[2]	5,268	5,177
Fannie Mae 6.00% 2034	7,461	7,380
Fannie Mae 6.00% 2034	4,831	4,778
Fannie Mae 6.00% 2034	4,596	4,547
Fannie Mae 6.00% 2034	3,162	3,128
Fannie Mae 6.00% 2034	210	207
Fannie Mae 6.00% 2034	185	183
Fannie Mae 4.484% 2035[2]	4,995	4,862
Fannie Mae 4.50% 2035[2]	3,055	2,973
Fannie Mae 4.581% 2035[2]	4,924	4,800
Fannie Mae 5.00% 2035	10,759	10,093
Fannie Mae 5.00% 2035	6,968	6,537
Fannie Mae 5.50% 2035	12,202	11,783
Fannie Mae 6.00% 2035	14,621	14,462
Fannie Mae 6.00% 2035	5,563	5,508
Fannie Mae 5.439% 2036[2]	8,422	8,324
Fannie Mae 5.50% 2036	16,956	16,332
Fannie Mae 5.50% 2036	398	383
Fannie Mae 5.593% 2036[2]	11,295	11,191
Fannie Mae 6.00% 2036	16,839	16,632
Fannie Mae 6.50% 2036	6,778	6,839
Fannie Mae, Series 1997-M5, Class C, ACES, 6.74% 2007	5,000	5,049
Fannie Mae, Series 1998-M6, Class A-2, ACES, 6.32% 2008	1,385	1,402
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	15,000	14,181
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012	5,781	5,675
Fannie Mae, Trust 35, Class 2, 12.00% 2018	27	30
Fannie Mae, Series 90-93, Class G, 5.50% 2020	106	104
Fannie Mae, Series 1992-119, Class Z, 8.00% 2022	326	343
Fannie Mae, Series 2001-4, Class NA, 11.891% 2025[2]	4,903	5,441
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	18,179	18,450
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,159	1,194
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	3,866	3,989
Fannie Mae, Series 2001-20, Class E, 9.614% 2031[2]	146	161
Fannie Mae, Series 2001-20, Class C, 12.041% 2031[2]	679	757
Fannie Mae, Series 2003-M2, Class D, 4.68% 2033[2]	11,000	9,311
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	13,099	12,474
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	18,750	18,276
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	1,458	1,509
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,177	1,211
Freddie Mac 8.25% 2007	9	9
Freddie Mac 7.00% 2008	29	30
Freddie Mac 8.75% 2008	17	17
Freddie Mac 8.50% 2009	38	39
Freddie Mac 8.00% 2012	31	32
Freddie Mac 6.00% 2014	290	292
Freddie Mac 4.00% 2015	2,833	2,631
Freddie Mac 6.00% 2017	950	958
Freddie Mac 8.00% 2017	327	340
Freddie Mac 8.50% 2018	10	11
Freddie Mac 8.50% 2020	237	251
Freddie Mac 8.50% 2021	77	82
Freddie Mac 10.00% 2025	1,875	2,094
Freddie Mac 4.066% 2033[2]	9,238	9,039
Freddie Mac 4.613% 2035[2]	7,987	7,769
Freddie Mac 4.649% 2035[2]	24,685	24,010
Freddie Mac 5.00% 2035	14,253	13,361
Freddie Mac 5.00% 2035	13,729	12,870
Freddie Mac 5.00% 2035	8,732	8,186
Freddie Mac 5.00% 2035	6,952	6,517
Freddie Mac 5.50% 2035	3,423	3,299
Freddie Mac 5.50% 2035	3,410	3,286
Freddie Mac 6.00% 2036	28,912	28,584
Freddie Mac, Series 2289-NA, 11.963% 2020[2]	3,041	3,373
Freddie Mac, Series 178, Class Z, 9.25% 2021	93	97
Freddie Mac, Series 2289, Class NB, 11.522% 2022[2]	570	636
Freddie Mac, Series 1567, Class A, 4.714% 2023[2]	80	72
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	964	992
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,429	5,336
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	10,947	7,697
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	5,184	3,504
Paine Webber CMO, Series O, Class 5, 9.50% 2019[3]	293	311
		1,079,827

U.S. TREASURY BONDS & NOTES — 37.15%
U.S. Treasury 3.75% 2007	46,000	45,490
U.S. Treasury 3.625% 2008[4]	1,119	1,148
U.S. Treasury 5.625% 2008	12,000	12,130
U.S. Treasury 3.625% 2009	140,100	134,518
U.S. Treasury 0.875% 2010[4]	17,610	16,703
U.S. Treasury 4.00% 2010	96,000	92,662
U.S. Treasury 5.75% 2010	21,435	22,038
U.S. Treasury 5.00% 2011	25,700	25,696
U.S. Treasury 5.00% 2011	23,500	23,485
U.S. Treasury 4.375% 2012	17,355	16,729
U.S. Treasury 3.625% 2013[5]	42,000	38,456
U.S. Treasury 3.875% 2013[5]	31,000	28,893
U.S. Treasury 4.25% 2013[5]	54,250	51,521
U.S. Treasury 12.00% 2013[5]	10,000	11,445
U.S. Treasury 2.00% 2014[4,5]	32,434	31,476
U.S. Treasury 4.00% 2014	6,310	5,867
U.S. Treasury 4.25% 2014	13,000	12,256
U.S. Treasury 7.50% 2016	5,750	6,807
U.S. Treasury 8.125% 2019	8,000	10,124
U.S. Treasury 8.875% 2019[5]	20,100	26,708
U.S. Treasury 8.50% 2020	9,250	12,090
U.S. Treasury 7.875% 2021	16,500	20,725
U.S. Treasury 2.375% 2025[4]	2,146	2,106
U.S. Treasury 6.50% 2026	29,000	33,119
U.S. Treasury 6.25% 2030	1,185	1,334
U.S. Treasury 5.375% 2031	14,896	15,064
U.S. Treasury 3.375% 2032[4]	6,117	7,294
U.S. Treasury 4.50% 2036	142,600	127,405
U.S. Treasury Principal Strip 0% 2011	5,285	4,077
U.S. Treasury Principal Strip 0% 2014	14,000	9,454
U.S. Treasury Principal Strip 0% 2019	21,790	11,088
		857,908

FEDERAL AGENCY BONDS & NOTES — 11.64%
Freddie Mac 5.75% 2009	9,000	9,097
Freddie Mac 4.125% 2010	11,000	10,497
Freddie Mac 5.50% 2011	83,250	83,659
Small Business Investment Companies, Participating Securities, Series SBIC-PS 2006-10A, 5.408% 2016	13,464	12,941
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	3,307	3,275
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	1,682	1,692
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	5,814	5,995
Small Business Administration, Series 2002-20J, 4.75% 2022[1]	6,330	6,019
Small Business Administration, Series 2002-20K, 5.08% 2022[1]	6,560	6,359
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	10,090	9,641
Small Business Administration, Series 2003-20J, 4.92% 2023[1]	8,453	8,088
United States Agency for International Development, Republic of Egypt 4.45% 2015	26,750	25,542
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	4,963
Fannie Mae 4.75% 2007	25,250	25,057
Federal Home Loan Bank 3.70% 2007	14,535	14,245
Federal Home Loan Bank 5.75% 2008	7,725	7,775
Federal Agricultural Mortgage Corp. 4.25% 2008	6,000	5,861
Federal Agricultural Mortgage Corp. 4.875% 2011[6]	10,750	10,477
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,446
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[1]	6,460	6,070

United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	5,456	5,511
United States Government-Guaranteed, Perforadora Centrale SA de CV (Title XI) 4.92% 2018[1]	2,601	2,515
		268,725

Total bonds & notes (cost: $2,269,290,000)		2,206,460

	Principal amount	Market value
Short-term securities — 12.26%	(000)	(000)

U.S. Treasury Bills 4.505%-4.68% due 6/1-6/22/2006	$266,050	$ 265,514
U.S. Treasury Bills 4.988% due 11/24/2006[5]	15,373	15,007
Federal Home Loan Bank 4.89% due 6/1/2006	2,700	2,700

Total short-term securities (cost: $283,224,000)		283,221

Total investment securities (cost: $2,552,514,000)		2,489,681
Other assets less liabilities		(180,407)

Net assets		$2,309,274

1Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
2Coupon rate may change periodically.
3Comprised of federal agency originated or guaranteed loans.
4Index-linked bond whose principal amount moves with a government retail price index.
5This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
6Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $10,477,000, which represented 0.45% of the net assets of the fund.

Federal income tax information	(dollars in thousands)))

Gross unrealized appreciation on investment securities	$ 114
Gross unrealized depreciation on investment securities	(64,959)
Net unrealized depreciation on investment securities	(64,845)
Cost of investment securities for federal income tax purposes	2,554,526

MFGEFP-922-0706-S4566

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and PEO

Date: July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and PEO

Date: July 28, 2006

By /s/ Sharon G. Moseley
Sharon G. Moseley, Treasurer and PFO

Date: July 28, 2006